Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 39,582	$ 21,548
Prepaid expenses		19,605
Total current assets	39,582	41,153
Cash and investments held in Trust Account	20,179,711	291,525,100
Total Assets	20,219,293	291,566,253
Current liabilities:
Accounts payable	2,376,876	555,911
Accrued expenses	2,060,102	602,021
Working capital loans – related party	822,500	100,800
Total current liabilities	5,280,408	1,258,732
Deferred legal fees	176,982	176,982
Deferred underwriting commissions		10,062,500
Derivative warrant liabilities	394,000	197,000
Total liabilities	5,851,390	11,695,214
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 1,872,928 and 28,750,000 shares issued and outstanding at approximately $10.72 and $10.14 per share as of December 31, 2023 and 2022, respectively	20,079,711	291,425,100
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Total shareholders’ deficit	(5,711,808)	(11,554,061)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	20,219,293	291,566,253
Class A Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	80	80
Additional paid-in capital	1,418,472
Accumulated deficit	(7,131,079)	(11,554,860)
Class B Ordinary Shares
Shareholders’ Deficit:
Ordinary shares value	719	719
Related Party
Current liabilities:
Due to related party	$ 20,930